091-02442

For Internal Use Only		Submit 1 Original		OMB Approval No.:
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2007 DEC 31 PM 12: 45

SEC / MR

07082672

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Dorsey Wright® Emerging Markets Technical Leaders Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PIE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Australian Stock Exchange, Bangok Stock Exchange, Hong Kong Stock Exchange, Istanbul Stock Exchange, Jakarta Stock Exchange, Johannesburg Stock Exchange (JSE), Korea Stock Exchange, KOSDAQ, Kuala Lumpur Stock Exchange (Bursa Malaysia), Bolsa De Valdres de Lima, New York Stock Exchange, Nasdaq Stock Market, Shanghai Stock Exchange, Shenzhen Stock Exchange, Warsaw Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

PROCESSED
JAN 25 2008
THOMSON FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

December 28, 2007

SEC 2449 (1/99)

~~Act~~	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 3 1 2007

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

RECEIVED
2007 DEC 31 PM 12:44
SEC / MR

Via Overnight Mail

December 28, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – PowerShares Exchange-Traded Fund Trust II

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Exchange-Traded Fund Trust II, PowerShares DWA Developed Markets Technical Leaders Portfolio (Ticker Symbol PIZ);
- PowerShares Exchange-Traded Fund Trust II, PowerShares DWA Emerging Markets Technical Leaders Portfolio (Ticker Symbol PIE); and
- PowerShares Exchange-Traded Fund Trust II, PowerShares FTSE RAFI International Real Estate Portfolio (Ticker Symbol PRY).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

END

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 3 1 2007